As filed with the Securities and Exchange Commission on March 31, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21168

NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Intermediate Municipal Fund Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JANUARY 31, 2010

Schedule of Investments Intermediate Municipal Fund Inc.
(UNAUDITED)

Principal Amount	Security @	Value†
($000's omitted)		($000's omitted)
Alabama (1.6%)
4,210	DCH Hlth. Care Au. Hlth. Care Fac. Rev., Ser. 2002, 5.25%, due 6/1/14	4,354
Arizona (9.3%)
1,465	Arizona Energy Management Svcs. (Main) LLC Energy Conservation Rev. (Arizona St. Univ. Proj.-Main Campus), Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/1/17	1,538
5,000	Arizona Sch. Fac. Board Cert. of Participation, Ser. 2008, (AGC Insured), 5.13%, due 9/1/21	5,345
2,000	Arizona St. Trans. Board Hwy. Rev., Ser. 2008-A, 5.00%, due 7/1/26	2,168
2,265	Arizona Wtr. Infrastructure Fin. Au. Rev. (Wtr. Quality), Ser. 2008-A, 5.00%, due 10/1/22	2,548	ØØ
5,575	Mohave Co. Ind. Dev. Au. Correctional Fac. Contract Rev. (Mohave Prison LLC Expansion Proj.), Ser. 2008, 7.50%, due 5/1/19	6,614	ß
1,840	Pinal Co. Cert. of Participation, Ser. 2004, 5.25%, due 12/1/18	1,902
1,155	Pinal Co. Cert. of Participation, Ser. 2004, 5.25%, due 12/1/22	1,176
1,750	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	1,653
2,325	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2006, 5.05%, due 7/15/18	1,991
		24,935
California (15.3%)
2,565	California HFA Rev. (Home Mtge.), Ser. 2007-E, 5.00%, due 2/1/42	2,546	ØØ
1,500	California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2009, 5.00%, due 8/15/39	1,369	ß
1,955	California St. G.O., Ser. 2003, (AMBAC Insured), 5.00%, due 2/1/27	1,896
1,685	California St. G.O., Ser. 2007, (XLCA Insured), 4.50%, due 8/1/27	1,496
1,845	California St. G.O., Ser. 2005, 5.00%, due 3/1/19	1,912
1,500	California St. Pub. Works Board Lease Rev. (Dept. of Gen. Svcs. Cap East End), Ser. 2002-A, (AMBAC Insured), 5.25%, due 12/1/17	1,531
4,000	California St. Var. Purp. G.O., Ser. 2009, 5.63%, due 4/1/25	4,173
1,240	California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser. 2003-A, 6.00%, due 10/1/16	1,318	ß
1,265	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007-A, 5.30%, due 11/1/18	1,185	ß
2,525	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Ser. 2003-A1, 6.25%, due 6/1/33	2,822
5,750	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E, (AGC Insured), 0.00%, due 8/1/21	2,868	d
2,080	Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev. Proj.), Ser. 2003, (National Public Finance Guarantee Corp. Insured), 5.50%, due 9/1/18	2,101
5,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 0.00%, due 8/1/16	3,487	e
2,060	Rocklin Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-B, (National Public Finance Guarantee Corp. Insured), due 8/1/19	1,238
2,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 0.00%, due 8/1/19	1,172	f
740	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 5.00%, due 9/1/17	741
2,000	San Francisco City & Co. Arpt. Commission Int'l Arpt. Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/25	2,052
9,070	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/19	5,211	g
5,095	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009, (AGC Insured), due 8/1/26	1,787
		40,905
Colorado (5.8%)
4,220	Colorado Springs Util. Sys. Sub. Lien Ref. Rev., Ser. 2002-A, (AMBAC Insured), 5.38%, due 11/15/18	4,568

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Intermediate Municipal Fund Inc. cont’d
(UNAUDITED)

Principal Amount	Security @	Value†
($000’s omitted)		($000’s omitted)
1,325	Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 1991-D, (XLCA Insured), 7.75%, due 11/15/13	1,471
4,000	Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 2002-E, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/15/14	4,249
4,610	Thornton Cert. of Participation, Ser. 2002, (AMBAC Insured), 5.38%, due 12/1/16 Pre-Refunded 12/1/12	5,185
		15,473
District of Columbia (0.4%)
1,000	Metro. Washington Dist. Of Columbia Arpt. Au. Sys., Ser. 2008-A, 5.50%, due 10/1/18	1,082
Florida (0.8%)
1,000	Hillsborough Co. Ind. Dev. Au. IDR (Hlth. Facs.), Ser. 2008-B, 8.00%, due 8/15/32	1,099	ß
1,000	Sarasota Co. Util. Sys. Ref. Rev., Ser. 2002-C, (National Public Finance Guarantee Corp. Insured), 5.25%, due 10/1/20	1,034
		2,133
Georgia (3.0%)
4,575	Henry Co. Wtr. & Swr. Au. Ref. Rev., Ser. 2002-A, (National Public Finance Guarantee Corp. Insured), 5.13%, due 2/1/17	5,048
2,710	Newnan Hosp. Au. Rev. Anticipation Cert. (Newnan Hosp., Inc. Proj.), Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.50%, due 1/1/18 Pre-Refunded 1/1/13	3,065	ß
		8,113
Illinois (11.6%)
5,365	Bartlett Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	4,829
180	Chicago G.O. (Unrefunded Bal.), Ser. 2002-A, (AMBAC Insured), 5.38%, due 1/1/17	195
1,500	Chicago Metro. Wtr. Reclamation Dist. Cap. Imp. G.O., Ser. 2002-C, 5.38%, due 12/1/16 Pre-Refunded 12/1/12	1,692
1,970	Cook Co. Township High Sch. Dist. Number 225 Northfield Township, Ser. 2008, 5.00%, due 12/1/25	2,148
5,130	Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History), Ser. 2002, 4.30%, due 11/1/36 Putable 11/1/13	5,304	µß
4,000	Illinois Fin. Au. Rev. (Clare Oaks Proj.), Ser. 2006-A, 5.75%, due 11/15/16	3,604	ß
1,875	Illinois Fin. Au. Ref. Rev. (Roosevelt Univ. Proj.), Ser. 2009, 5.00%, due 4/1/16	1,906	ß
4,000	Illinois Fin. Au. Ref. Rev. (Roosevelt Univ. Proj.), Ser. 2009, 5.75%, due 4/1/24	4,017	ß
3,000	Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.) (Unrefunded Bal.), Ser. 1997-A, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/14	3,243	ß
1,670	Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref. Rev., Ser. 1998-A, (FGIC Insured), 5.50%, due 6/15/17	1,980
2,000	Kane, Cook, & DuPage Cos. Elgin Sch. Dist. Number U-46 G.O., Ser. 1998, (AGM Insured), 5.35%, due 1/1/15	2,089
		31,007
Indiana (13.8%)
4,000	Indiana Bond Bank Rev. (Spec. Prog. Clark Mem. Hosp.), Ser. 2009-D, 5.50%, due 8/1/29	4,106
1,995	Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001-A, 5.38%, due 2/1/17 Pre-Refunded 2/1/13	2,276
760	Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2002-B, 5.25%, due 2/1/18 Pre-Refunded 2/1/13	857	ØØ
8,005	Indiana Bond Bank Rev. (Unrefunded Bal. St. Revolving Fund Prog.), Ser. 2001-A, 5.38%, due 2/1/17	8,818
2,800	Indiana Bond Bank Rev. (Unrefunded Bal. St. Revolving Fund Prog.), Ser. 2002-B, 5.25%, due 2/1/18	2,990
4,000	Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Ref. Rev. (Clarian Hlth. Oblig. Group), Ser. 2006-B, 5.00%, due 2/15/21	4,010	ßØØ

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Intermediate Municipal Fund Inc. cont’d
(UNAUDITED)

Principal Amount	Security @	Value†
($000’s omitted)		($000’s omitted)
2,050	Indiana Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of St. Francis), Ser. 2001, 5.35%, due 11/1/15	2,133	ß
1,000	Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2003-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/18	1,048
1,065	Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, (AMBAC Insured), 5.25%, due 7/1/18	1,113
1,125	Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, (AMBAC Insured), 5.25%, due 7/1/19	1,171
3,055	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 5.75%, due 12/1/21	3,634
2,580	Indianapolis Local Pub. Imp. Rev. (Indianapolis Arpt. Au. Proj.), Ser. 2003-A, (AGM Insured), 5.63%, due 1/1/17	2,693
2,000	Jasper Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. & Hlth. Care Ctr. Proj.), Ser. 2002, (Radian Insured), 5.50%, due 11/1/17	2,017	ß
		36,866
Iowa (6.1%)
1,000	Coralville Urban Renewal Rev., Tax Increment, Ser. 2007-C, 5.00%, due 6/1/15	1,055
5,110	Iowa Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2008, 5.50%, due 8/1/22	5,872
2,750	Iowa Std. Loan Liquidity Corp. Std. Loan Rev., Ser. 2009-3, 5.50%, due 12/1/19	2,877
2,875	Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed Rev., Ser. 2001-B, 5.30%, due 6/1/25 Pre-Refunded 6/1/11	3,029
3,000	Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed Rev., Ser. 2005-C, 5.38%, due 6/1/38	2,286
1,005	Kirkwood Comm. College Iowa New Jobs Training Cert. G.O.(Merged Area X), Ser. 2007-1B, 5.00%, due 6/1/17	1,072
		16,191
Kansas (1.1%)
2,575	Kansas St. Dev. Fin. Au. Rev. (Kansas Proj.), Ser. 2009-M1, 5.00%, due 11/1/25	2,813
Louisiana (0.4%)
1,000	Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2001-B, 5.50%, due 5/15/30	1,001
Maryland (0.4%)
1,000	Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp. of Cecil Co.), Ser. 2002, 5.50%, due 7/1/14	1,058	ß
Massachusetts (8.3%)
1,850	Massachusetts St. G.O., Ser. 2002-E, (National Public Finance Guarantee Corp. Insured), 5.38%, due 1/1/18 Pre-Refunded 1/1/13	2,072
2,070	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi Oblig. Group), Ser. 1999-A, 5.70%, due 7/1/15	2,083	ß
1,990	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Milford-Whitinsville Reg. Hosp.), Ser. 1998-C, 5.75%, due 7/15/13	1,997	ß
4,935	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England Med. Ctr. Hosp.), Ser. 2002-H, (FGIC Insured), 5.38%, due 5/15/16 Pre-Refunded 5/15/12	5,427	ß
5,030	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.), Ser. 2002-A, 5.25%, due 8/1/19	5,430
2,775	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (Unrefunded Bal. Rev. Pool Prog.), Ser. 2001-7, 5.25%, due 2/1/16	2,931
2,000	Massachusetts St. Wtr. Poll. Abatement Trust. Rev. (Pool Prog.), Ser. 2001-7, 5.25%, due 2/1/16 Pre-Refunded 8/1/11	2,134
		22,074
Michigan (3.6%)
1,375	Macomb Co. New Haven Comm. Sch. Bldg. & Site G.O., Ser. 2002, 5.25%, due 5/1/17 Pre-Refunded 11/1/12	1,535
1,500	Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001-II, 5.50%, due 10/15/18 Pre-Refunded 10/15/11	1,625

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Intermediate Municipal Fund Inc. cont’d
(UNAUDITED)

Principal Amount	Security @	Value†
($000’s omitted)		($000’s omitted)
3,850	Royal Oak Hosp. Fin. Au. Hosp. Ref. Rev. (William Beaumont Hosp.), Ser. 1996, 6.25%, due 1/1/12	4,100	ß
2,000	Summit Academy North Pub. Sch. Academy Ref. Rev., Ser. 2005, 5.25%, due 11/1/20	1,507
780	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.00%, due 11/1/15	712
		9,479
Minnesota (2.6%)
2,000	Freeborn Co. Hsg. & Redev. Au. Lease Rev. (Criminal Justice Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17	2,054
2,000	Maple Grove Hlth. Care Sys. Rev. (Maple Grove Hosp. Corp.), Ser. 2007, 5.00%, due 5/1/17	2,109	ß
2,540	St. Paul Port Au. Lease Rev. (Office Bldg.), Ser. 2002, 5.00%, due 12/1/17	2,701
		6,864
Mississippi (2.1%)
4,000	Mississippi Bus. Fin. Corp. Gulf Opportunity Zone Rev., Ser. 2009-A, 4.70%, due 5/1/24	3,931	ß
1,500	Mississippi Dev. Bank Spec. Oblig. (Wilkinson Co. Correctional), Ser. 2008-D, 5.00%, due 8/1/15	1,627	ß
		5,558
Missouri (6.3%)
3,495	Bi State Dev. Agcy. Metro. Dist. Rev. (Metrolink Cross Co. Proj.), Ser. 2002-B, (AGM Insured), 5.25%, due 10/1/16	3,795
2,000	Boone Co. Hosp. Ref. Rev. (Boone Hosp. Ctr.), Ser. 2002, 5.05%, due 8/1/20	2,012	ß
2,425	Branson Dev. Fin. Board Infrastructure Fac. Board Rev., Ser. 2003-A, 5.00%, due 12/1/17	2,446
705	Branson Ind. Dev. Au. Tax Increment Rev. (Branson Landing-Retail Proj.), Ser. 2005, 5.25%, due 6/1/21	556
2,000	Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. & Drinking Wtr. Rev., Ser. 2002-B, 5.50%, due 7/1/16	2,210
2,275	Missouri St. Hlth. & Ed. Fac. Au. Rev. (Children’s Mercy Hosp.), Ser. 2009, 5.13%, due 5/15/24	2,314	ß
335	Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001-II, (FHA Insured), 5.25%, due 12/1/16	341	a
110	Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001-III, (FHA Insured), 5.05%, due 12/1/15	111
2,965	Missouri St. Univ. Auxiliary Enterprise Sys. Rev., Ser. 2007-A, (XLCA Insured), 5.00%, due 4/1/26	3,040
		16,825
Nevada (3.9%)
1,635	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 6.50%, due 6/15/17	1,810
3,545	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	4,061
4,355	Las Vegas Valley Wtr. Dist. Ref. & Wtr. Imp. G.O., Ser. 2003-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 6/1/16	4,599
		10,470
New Hampshire (3.2%)
2,600	New Hampshire Hlth. & Ed. Fac. Au. Rev. (Dartmouth-Hitchcock Clinic), Ser. 2009, 5.00%, due 8/1/19	2,655	ß
1,700	New Hampshire Hlth. & Ed. Fac. Au. Rev. (Univ. Sys. Of New Hampshire) (Unrefunded Bal.), Ser. 2001, (AMBAC Insured), 5.38%, due 7/1/17	1,781	ØØ
4,000	Strafford Co. G.O. (TANS), Ser. 2010-A, 6.50%, due 12/31/10	4,035
		8,471
New Jersey (2.9%)
6,900	New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology), Ser. 2002-C, 5.25%, due 7/1/17 Pre-Refunded 7/1/13	7,824	ß

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Intermediate Municipal Fund Inc. cont’d
(UNAUDITED)

Principal Amount	Security @	Value†
($000’s omitted)		($000’s omitted)
New York (8.9%)
605	Hempstead Town Local Dev. Corp. Rev. (Adelphi Univ. Proj.), Ser. 2009-B, 5.00%, due 2/1/34	611	ß
740	Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%, due 9/1/14	800
3,250	New York City G.O., Ser. 2002-C, 5.50%, due 8/1/15	3,580
2,580	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-A, (ACA Insured), 5.50%, due 6/1/14	2,745	ß
2,750	New York City IDA Liberty Rev. (7 World Trade Ctr., LLC Proj.), Ser. 2005-A, 6.25%, due 3/1/15	2,749
1,100	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	0	#‡
1,700	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003-A, 5.38%, due 3/15/20 Pre-Refunded 3/15/13	1,935
4,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. Of Medicine), Ser. 2009, 5.25%, due 7/1/33	4,065	ß
2,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.85%, due 11/1/41	1,934
2,000	New York St. Urban Dev. Corp. Rev., Ser. 2008-D, 5.25%, due 1/1/20	2,208
3,000	Tobacco Settlement Fin. Corp., Ser. 2003-B-1C, 5.50%, due 6/1/21	3,168
		23,795
North Carolina (2.5%)
5,250	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev., Ser. 2009-A, 5.00%, due 1/1/26	5,519
1,000	Oak Island Enterprise Sys. Rev., Ser. 2009, 5.63%, due 6/1/24	1,058
		6,577
North Dakota (1.6%)
4,100	Fargo Hlth. Sys. Rev. (Meritcare Obligated Group), Ser. 2002-A, (AMBAC Insured), 5.63%, due 6/1/17	4,220	ß
Ohio (1.5%)
3,760	Ohio St. Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp. Proj.), Ser. 1995, 5.00%, due 11/1/15 Putable 11/1/11	3,895	µß
Pennsylvania (5.3%)
1,765	Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.), Ser. 2001, 6.05%, due 1/1/19	1,788	ß
565	Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser. 2003, 5.25%, due 7/1/18 Pre-Refunded 7/1/13	645
435	Delaware River Joint Toll Bridge Comm. Sys. Rev. (Unrefunded Bal.), Ser. 2003, 5.25%, due 7/1/18	457
2,000	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2008-A, 6.10%, due 7/1/22	1,937	ß
5,000	Montgomery Co. Higher Ed. & Hlth. Au. Hosp. Rev. (Abington Mem. Hosp. Proj.), Ser. 2002-A, 5.00%, due 6/1/19	5,038	ß
2,000	Philadelphia Arpt. Ref. Rev. (Philadelphia Arpt. Sys.), Ser. 1998, (National Public Finance Guarantee Corp. Insured), 5.38%, due 6/15/14	2,026
1,480	Sayre Hlth. Care Fac. Au. Rev., (Guthrie Hlth. Proj.), Ser. 2002-A, 5.75%, due 12/1/21 Pre-Refunded 12/1/11	1,627	ß
520	Sayre Hlth. Care Fac. Au. Rev. (Unrefunded Bal.), (Guthrie Hlth. Proj.), Ser. 2002-A, 5.75%, due 12/1/21	535	ß
		14,053
Puerto Rico (1.2%)
3,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Subser. 2009-A, 5.00%, due 8/1/39 Putable 8/1/11	3,154	µ
South Carolina (1.3%)
1,100	Charleston Co. Sch. Dist. G.O., Ser. 2001, (AGM Insured), 5.00%, due 2/1/18	1,140
2,140	Mt. Pleasant Town Waterworks & Swr. Sys. Ref. & Imp. Rev., Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.25%, due 12/1/17	2,290
		3,430

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Intermediate Municipal Fund Inc. cont’d
(UNAUDITED)

Principal Amount	Security @	Value†
($000’s omitted)		($000’s omitted)
Tennessee (2.3%)
1,655	Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev., Ser. 2002-A, (AGM Insured), 5.50%, due 1/1/18 Pre-Refunded 1/1/13	1,870	ß
1,360	Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev. (Unrefunded Bal.), Ser. 2002-A, (AGM Insured), 5.50%, due 1/1/18	1,410	ß
2,705	Memphis-Shelby Co. Arpt. Au. Arpt. Rev., Ser. 2010-B, 5.50%, due 7/1/19	2,830	Ø
		6,110
Texas (17.8%)
4,145	Anson Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at Dallas-Waterview Park Proj.), Ser. 2002, (ACA Insured), 5.00%, due 1/1/23	2,790	ß
795	Austin Convention Enterprises, Inc. Convention Ctr. Hotel First Tier Rev., Ser. 2001-A, 6.38%, due 1/1/16 Pre-Refunded 1/1/11	828
3,600	Corpus Christi Tax & Muni. Hotel Occupancy Tax G.O., Ser. 2002, (AGM Insured), 5.50%, due 9/1/17	3,833
1,935	Dallas-Fort Worth Int’l Arpt. Imp. Rev., Ser. 2004-B, (AGM Insured), 5.50%, due 11/1/18	2,042
1,750	Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002-A, 5.63%, due 4/15/16	1,754
1,745	Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002-A, 5.63%, due 4/15/17	1,749
2,300	Harris Co. Perm. Imp. Ref. G.O., Ser. 2008-B, 5.00%, due 10/1/19	2,679
2,900	Harris Co. Toll Road Sr. Lien Rev., Ser. 2008-B, 5.00%, due 8/15/33	3,000
2,210	Harris Co. Toll Road Sr. Lien Rev., (Unrefunded Bal.), Ser. 2002, (AGM Insured), 5.38%, due 8/15/16	2,403
610	HFDC Ctr. Texas, Inc. Retirement Fac. Rev., Ser. 2006-A, 5.25%, due 11/1/15	576	ß
3,235	Houston Arpt. Sys. Sub. Lien. Ref. Rev., Ser. 2001-A, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/16	3,290
1,000	Houston Pub. Imp. Ref. G.O., Ser. 2008-A, 5.00%, due 3/1/20	1,110
4,780	North Central Hlth. Fac. Dev. Corp. Hosp. Ref. Rev. (Baylor Hlth. Care Sys. Proj.), Ser. 1998, 5.10%, due 5/15/13	4,832	ß
3,000	North Texas Tollway Au. Dallas North Tollway Sys. Rev., Ser. 2005-C, 6.00%, due 1/1/23	3,263
950	Northwest Texas Independent Sch. Dist. Sch. Bldg., Ser. 2002, (PSF Insured), 5.50%, due 8/15/17 Pre-Refunded 2/15/13	1,081
50	Northwest Texas Independent Sch. Dist. Sch. Bldg. (Unrefunded Bal.), Ser. 2002, (PSF Insured), 5.50%, due 8/15/17	55
20	San Antonio Cert. of Oblig. G.O., Ser. 2002, 5.00%, due 2/1/14 Pre-Refunded 2/1/12	22
1,240	San Antonio Cert. of Oblig. G.O. (Unrefunded Balance), Ser. 2002, 5.00%, due 2/1/14	1,334
500	San Leanna Ed. Fac. Corp. Higher Ed. Ref. Rev., (St. Edwards Univ. Proj.), Ser. 2007, 5.00%, due 6/1/19	505	ß
910	Southmost Reg. Wtr. Au. Wtr. Supply Contract Rev., Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.50%, due 9/1/19 Pre-Refunded 9/1/12	1,020
1,000	Southmost Reg. Wtr. Au. Wtr. Supply Contract Rev. (Unrefunded Bal.), Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.50%, due 9/1/19	1,043
4,200	Tarrant Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser. 2002, (AGM Insured), 5.38%, due 3/1/16	4,567
235	Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ. Proj.), Ser. 2002, 5.50%, due 9/1/12	250
1,000	Trinity River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr. Proj.), Ser. 2003, (National Public Finance Guarantee Corp. Insured), 5.50%, due 2/1/16 Pre-Refunded 2/1/13	1,135
1,085	Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg. Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due 7/1/13	1,120	ß
1,175	West Harris Co. Reg. Wtr. Au. Sys. Wtr. Rev., Ser. 2009, 5.00%, due 12/15/35	1,158
		47,439
Utah (1.7%)
3,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/28	3,197	ß

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Intermediate Municipal Fund Inc. cont’d
(UNAUDITED)

Principal Amount	Security @	Value†
($000's omitted)		($000's omitted)
1,200	Uintah Co. Muni. Bldg. Au. Lease Rev., Ser. 2008, 5.25%, due 6/1/20	1,280
		4,477
Virginia (0.8%)
2,620	Peninsula Ports Au. Res. Care Fac. Ref. Rev. (VA Baptist Homes), Ser. 2006-C, 5.25%, due 12/1/21	1,371	ß
1,000	Virginia Beach Dev. Au. Residential Care Fac. Mtge. Ref. Rev. (Westminster-Canterbury of Hampton Roads, Inc.), Ser. 2005, 5.00%, due 11/1/22	854	ß
		2,225
Washington (6.9%)
6,250	Port of Seattle Sub. Lien Rev., Ser. 2002-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 9/1/16	6,491
1,000	Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2007, 5.63%, due 12/1/25	1,011
1,000	Skagit Co. Pub. Hosp. Dist. Ref. Rev., Ser. 2003, 6.00%, due 12/1/23	1,023
1,625	Skagit Co. Pub. Hosp. Dist. Ref. Rev., Ser. 2003, 6.00%, due 12/1/18	1,687
2,500	Tacoma Wtr. Sys. Rev., Ser. 2001, (National Public Finance Guarantee Corp. Insured), 5.13%, due 12/1/19	2,575
2,525	Washington St. Higher Ed. Fac. Au. Ref. Rev. (Whitworth Univ. Proj.), Ser. 2009, 5.38%, due 10/1/29	2,458
3,125	Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem. Hosp. Assoc.), Ser. 2002, (ACA Insured), 5.00%, due 12/1/17	3,077	ß
		18,322
West Virginia (0.4%)
1,000	West Virginia Sch. Bldg. Au. Excess Lottery Rev., Ser. 2008, 5.00%, due 7/1/19	1,077
Wisconsin (9.1%)
995	Badger Tobacco Asset Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2002, 6.13%, due 6/1/27	1,076
1,900	Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002-B, 5.50%, due 4/1/12	1,983
7,205	Wisconsin St. G.O., Ser. 2002-C, (National Public Finance Guarantee Corp. Insured), 5.25%, due 5/1/17 Pre-Refunded 5/1/12	7,891
1,370	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group, Inc. Proj.), Ser. 1996, (AGM Insured), 6.00%, due 11/15/11	1,447	ß
1,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Franciscan Sisters Hlth. Care), Ser. 2007, 5.00%, due 9/1/14	1,026	ß
2,780	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. & Med. Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15	2,794	ß
5,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.), Ser. 2008-B3, 5.00%, due 10/1/30	4,993	ß
3,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hosp., Inc.), Ser. 2009, 5.63%, due 12/1/29	3,081	ß
		24,291
Wyoming (1.8%)
4,895	Wyoming Comm. Dev. Au. Hsg. Rev., Ser. 2006-6, 5.00%, due 12/1/21	4,869
Other (1.0%)
3,000	Non-Profit Pfd. Fdg. Trust I, Ser. 2006-C, 4.72%, due 9/15/37	2,742	#

	Total Investments (166.6%) (Cost $435,933)	444,172	##

	Cash, receivables and other assets, less liabilities (0.7%)	1,863

	Liquidation Value of Auction Market Preferred Shares [(67.3%)]	(179,400)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$266,635

See Notes to Schedule of Investments

January 31, 2010 (Unaudited)

Notes to Schedule of Investments

† The value of investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") is determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Funds seek to obtain quotations from principal market makers. Management has developed a process to periodically review information provided by independent pricing services. If such quotations are not readily available, securities are valued using methods each Fund’s Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost, which, when combined with interest earned, is expected to approximate market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” investments held by a fund are carried at “fair value” as defined by ASC 820. Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market are considered in determining the value of the Funds’ investments, some of which are discussed above. Significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of January 31, 2010:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
California
Investments:
Municipal Notes^	$-	$137,390	$-	$137,390
Intermediate
Investments:
Municipal Notes^	-	444,172	-	444,172
New York
Investments:
Municipal Notes^	-	118,591	-	118,591

^ The Schedule of Investments provides information on the state categorization for the portfolio.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

##           At January 31, 2010, selected Fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

California	$135,414	$3,383	$1,407	$1,976
Intermediate	435,933	16,179	7,940	8,239
New York	117,706	2,713	1,828	885

@
At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 74%, 57%, and 61% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

ß	Security is guaranteed by the corporate or non-profit obligor.

Ø
All or a portion of this security was purchased on a when-issued basis.  At January 31, 2010, these securities amounted to $2,830,000 or 1.1% of net assets applicable to common shareholders for Intermediate.

ØØ All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2010.

a	Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.

b	Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

c Security is subject to a guarantee provided by Societe Generale de France, backing 100% of the total principal.

d	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.

e	Currently a zero coupon security; will convert to 6.38% on August 1, 2016.

f	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.

g	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

‡	Security is in default.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

#
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At January 31, 2010, these securities amounted to approximately $2,741,651 or 1.0% of net assets applicable to common shareholders for Intermediate and approximately $7 or 0.0% of net assets applicable to common shareholders for New York.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of January 31, 2010	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of January 31, 2010
Intermediate	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	$1,100	0.4%	$0	0.0%

	Non-Profit Pfd. Fdg. Trust I, Ser. 2006-C, 4.72%, due 9/15/37	10/2/2006	3,000	1.0	2,742	1.0
New York	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	660	0.9	0	0.0

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 31, 2010

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 31, 2010